Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning Balance at Dec. 31, 2014	$ 1	$ 22,654	$ (17,848)	$ (234)	$ 4,573
Beginning Balance (Shares) at Dec. 31, 2014	63,465,255
Foreign currency translation adjustment				(492)	(492)
Options exercised		62			62
Options exercised (Shares)	150,000
Stock-based compensation		130			130
Net loss for the period			1,291		1,291
Ending Balance at Dec. 31, 2015	$ 1	22,846	(16,557)	(726)	5,564
Ending Balance (Shares) at Dec. 31, 2015	63,615,255
Foreign currency translation adjustment				(293)	(293)
Warrants exercised		596			596
Warrants exercised (Shares)	1,056,765
Options exercised		63			63
Options exercised (Shares)	140,000
Stock-based compensation		195			195
Net loss for the period			(1,180)		(1,180)
Ending Balance at Dec. 31, 2016	$ 1	23,700	(17,737)	(1,019)	4,945
Ending Balance (Shares) at Dec. 31, 2016	64,812,020
Foreign currency translation adjustment				44	44
Warrants exercised		316			316
Warrants exercised (Shares)	560,000
Options exercised		21			21
Options exercised (Shares)	50,000
Stock-based compensation		170			170
Net loss for the period			(512)		(512)
Ending Balance at Mar. 31, 2017	$ 1	$ 24,207	$ (18,249)	$ (975)	$ 4,984
Ending Balance (Shares) at Mar. 31, 2017	65,422,020